Consolidated Schedule of Investments (unaudited)	iShares® India 50 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.0%
Bajaj Auto Ltd.	84,082	$3,960,343
Eicher Motors Ltd.	89,628	3,184,271
Hero MotoCorp Ltd.	81,549	2,821,207
Mahindra & Mahindra Ltd.	609,171	8,472,321
Maruti Suzuki India Ltd.	84,513	9,109,481
Tata Motors Ltd.(a)	1,103,151	5,750,706
		33,298,329
Banks — 25.1%
Axis Bank Ltd.(a)	1,698,753	13,760,018
HDFC Bank Ltd.	2,743,689	46,996,956
ICICI Bank Ltd.	4,494,456	40,377,846
IndusInd Bank Ltd.	382,582	3,870,830
Kotak Mahindra Bank Ltd.	919,487	19,446,909
State Bank of India	2,399,916	14,232,788
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,310,481)(b)	1,741,097	258,673
		138,944,020
Chemicals — 2.2%
Asian Paints Ltd.	284,733	9,748,054
UPL Ltd.	333,035	2,674,154
		12,422,208
Construction & Engineering — 2.7%
Larsen & Toubro Ltd.	751,754	14,902,693

Construction Materials — 2.0%
Grasim Industries Ltd.	228,823	3,841,170
Shree Cement Ltd.	8,367	2,021,728
UltraTech Cement Ltd.	73,314	5,226,569
		11,089,467
Consumer Finance — 2.1%
Bajaj Finance Ltd.	168,011	11,560,352

Diversified Financial Services — 1.0%
Bajaj Finserv Ltd.	38,430	5,349,236

Electric Utilities — 1.1%
Power Grid Corp. of India Ltd.	2,183,959	5,877,624

Food Products — 2.1%
Britannia Industries Ltd.	67,445	2,969,255
Nestle India Ltd.	22,715	5,039,891
Tata Consumer Products Ltd.	383,644	3,442,317
		11,451,463
Health Care Providers & Services — 0.5%
Apollo Hospitals Enterprise Ltd.	57,595	2,694,691

Independent Power and Renewable Electricity Producers — 1.0%
NTPC Ltd.	3,039,384	5,507,382

Insurance — 1.4%
HDFC Life Insurance Co. Ltd.(c)	543,384	3,794,024
SBI Life Insurance Co. Ltd.(c)	281,192	3,861,659
		7,655,683
IT Services — 15.9%
HCL Technologies Ltd.	675,691	8,366,351
Infosys Ltd.	2,308,685	42,910,410
Tata Consultancy Services Ltd.	652,803	27,108,878
Tech Mahindra Ltd.	395,433	5,030,327
Wipro Ltd.	948,438	5,019,971
		88,435,937
Security	Shares	Value

Life Sciences Tools & Services — 0.7%
Divi’s Laboratories Ltd.	82,434	$3,799,679

Metals & Mining — 2.5%
Hindalco Industries Ltd.	893,265	3,852,112
JSW Steel Ltd.	615,941	4,421,908
Tata Steel Ltd.	511,795	5,643,011
		13,917,031
Oil, Gas & Consumable Fuels — 14.5%
Bharat Petroleum Corp. Ltd.	614,102	2,406,364
Coal India Ltd.	1,317,091	3,100,277
Oil & Natural Gas Corp. Ltd.	2,226,835	4,263,757
Reliance Industries Ltd.	2,145,124	70,830,614
		80,601,012
Personal Products — 2.9%
Hindustan Unilever Ltd.	564,292	15,999,659

Pharmaceuticals — 2.7%
Cipla Ltd.	333,062	3,876,439
Dr. Reddy’s Laboratories Ltd.	77,314	4,310,026
Sun Pharmaceutical Industries Ltd.	670,993	7,067,332
		15,253,797
Textiles, Apparel & Luxury Goods — 1.2%
Titan Co. Ltd.	265,949	6,555,250

Thrifts & Mortgage Finance — 5.7%
Housing Development Finance Corp. Ltd.	1,139,713	31,532,097

Tobacco — 3.4%
ITC Ltd.	5,450,682	18,936,470

Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	457,724	3,905,756

Wireless Telecommunication Services — 2.3%
Bharti Airtel Ltd.(a)	1,494,975	13,003,513

Total Long-Term Investments — 99.7%
(Cost: $235,472,223)		552,693,349

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	14,910,000	14,910,000

Total Short-Term Securities — 2.7%
(Cost: $14,910,000)		14,910,000

Total Investments in Securities — 102.4%
(Cost: $250,382,223)		567,603,349

Liabilities in Excess of Other Assets — (2.4)%		(13,419,947)
Net Assets — 100.0%		$554,183,402

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $258,673, representing less than 0.05% of its net assets as of period end, and an original cost of $3,310,481.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,390,000	$—	$(5,480,000)	(a)	$—	$—	$14,910,000	14,910,000	$33,620	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty Index	48	07/28/22	$1,516	$618

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$552,693,349	$—	$552,693,349
Money Market Funds	14,910,000	—	—	14,910,000
	$14,910,000	$552,693,349	$—	$567,603,349
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$618	$—	$618

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2